LEASE AND OTHER RECEIVABLES, NET - Schedule of Gross Carrying Amount and Loss Allowance Provision for Lease Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loss allowance provision	$ (1,149,557)	$ (870,854)	$ (946,006)	$ (2,772,977)
Lease receivables, net	2,656,696	1,990,246
Lease Receivables
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount	3,776,649	2,823,216
Loss allowance provision	(1,119,953)	(832,970)	$ (831,805)	$ (2,646,337)
Lease receivables, net	$ 2,656,696	$ 1,990,246